Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Environmental Remediation Obligations [Abstract]
2023	$ 25
2024	25
2025	14
2026	2
2027	2
Thereafter	26
Total	$ 94